Certain risks and concentration - Schedule of Financial Data for VIEs on Aggregated Basis Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 50,766	$ 82,754	$ 41,443
Accounts receivable, net	56,752	64,556
Prepaid media costs	11,781	16,494
Amount due from an equity investee	6	312
Other current assets	6,755	8,047
Short-term investments	5,723	7,011
Other non-current assets	450	7,629
Total assets	163,704	221,782
Liabilities
Accounts payable	40,321	41,728
Deferred revenue	12,390	16,975	$ 22,802
Lease liabilities	2,892
Bank borrowings	38,406	44,283
Income tax payable	1,968	2,040
Accrued liabilities and other current liabilities	25,326	30,539
Deferred tax liabilities	1,111	1,326
Total liabilities	$ 122,452	$ 142,493
Related Party | Subsidiaries of the Group
Liabilities
Other Liability, Current, Related Party, Type [Extensible Enumeration]	srt:SubsidiariesMember	srt:SubsidiariesMember
VIE
Assets
Cash and cash equivalents	$ 1,024	$ 1,497
Accounts receivable, net	2,338	2,625
Prepaid media costs	191	99
Other current assets	918	1,142
Short-term investments	1,536	1,737
Other non-current assets	10	10
Total assets	13,989	15,484
Liabilities
Accounts payable	1,065	2,008
Deferred revenue	0	29
Lease liabilities	112	135
Bank borrowings	1,951	1,590
Income tax payable	433	501
Accrued liabilities and other current liabilities	646	861
Deferred tax liabilities	26	64
Total liabilities	5,271	6,248
VIE | Related Party | Subsidiaries of the Group
Assets
Amount due from an equity investee	7,972	8,374
Liabilities
Amounts due to subsidiaries of the Group	$ 1,038	$ 1,060